Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disposal Groups, Including Discontinued Operation Balance Sheets [Line Items]
Accounts receivable, net	$ 730	$ 0
Inventories	0	1,352
Total major classes of current assets of the discontinued operations	730	1,352
Net Property, plant and equipment	0	15,044
Total major classes of non current assets of the discontinued operations	0	15,044
Total assets of the disposal group classified as held for sale	730	16,396
Current portion of capital lease obligations		69
Accounts payable	168	0
Other current liabilities	0	832
Total major classes of Current Liabilities of the discontinued operations	168	901
Capital lease obligations, less current portion	0	88
Other liabilities	0	7,626
Total major classes of Non-Current Liabilities of assets Held for sale	0	7,714
Total liabilities of the disposal group classified as held for sale	$ 168	$ 8,615